Cash and Cash Equivalents and Financial Investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash and Cash Equivalents and Financial Investments
4.	Cash and Cash Equivalents and Financial Investments

Cash equivalents and financial investments, excluding cash and bank deposits, are substantially represented by investments: (i) in Brazil, in certificates of deposit of financial institutions linked to the CDI, in repurchase agreement and in short term investments funds, whose portfolio comprised of Brazilian Federal Government bonds and in certificates of deposit of financial institutions; (ii) outside Brazil, in certificates of deposit of financial institutions and in short term investments funds, whose portfolio comprised of Federal Government bonds; and (iii) in currency and interest rate hedging instruments.

The financial assets were classified in Note 33.j, based on business model of financial assets of the Company and its subsidiaries.

Cash, cash equivalents and financial investments amounted to R$ 6,994,406 as of December 31, 2018 (R$ 6,369,928 as of December 31, 2017) are as follows:

a. Cash and Cash Equivalents

Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2018	12/31/2017
Cash and bank deposits
In local currency	117,231	73,128
In foreign currency	88,251	74,798
Financial investments considered cash equivalents
In local currency
Fixed-income securities	3,722,308	4,821,605
In foreign currency
Fixed-income securities	11,161	32,473

Total cash and cash equivalents	3,938,951	5,002,004

b. Financial Investments

The financial investments of the Company and its subsidiaries, which are not classified as cash and cash equivalents, are distributed as follows:

	12/31/2018	12/31/2017
Financial investments
In local currency
Fixed-income securities and funds	2,537,315	1,153,040
In foreign currency
Fixed-income securities and funds	154,811	129,131
Currency and interest rate hedging instruments (a)	363,329	85,753

Total financial investments	3,055,455	1,367,924

Current	2,853,106	1,283,498
Non-current	202,349	84,426

(a)	Accumulated gains, net of income tax (see Note 33.j).